Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0000874238
Registrant Name	Sterling Infrastructure, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES